T. ROWE PRICE Target 2010 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 61.9%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  13,500 2,029 1,848 2,949,815 13,540
New Income Fund  11,919 2,215 1,808 1,548,422 12,263
International Bond Fund (USD
Hedged)  4,303 355 755 507,358 4,262
Emerging Markets Bond Fund  3,434 338 1,194 336,619 3,036
Dynamic Global Bond Fund  3,073 366 609 369,686 2,861
High Yield Fund  2,987 323 675 482,515 2,828
U.S. Treasury Long-Term Index
Fund  2,622 346 548 315,123 2,360
Dynamic Credit Fund  – 1,192 28 131,037 1,160
Floating Rate Fund  1,376 144 514 114,349 1,062
Total Bond Mutual Funds (Cost $47,109) 43,372
EQUITY MUTUAL FUNDS 35.7%
T. Rowe Price Funds:
Growth Stock Fund  4,274 315 1,812 37,270 3,596
Value Fund  3,742 316 1,147 79,278 3,528
Hedged Equity Fund  – 2,418 136 226,494 2,578
U.S. Large-Cap Core Fund  1,307 805 225 59,539 2,323
Equity Index 500 Fund  2,442 702 1,132 13,659 1,834
Overseas Stock Fund  1,997 156 427 141,292 1,792
International Value Equity Fund  1,678 147 354 97,139 1,573
International Stock Fund  1,710 117 394 79,264 1,538
Real Assets Fund  1,087 558 193 110,975 1,509
Mid-Cap Growth Fund  893 110 136 9,145 976
Mid-Cap Value Fund  856 107 228 25,529 836
Emerging Markets Discovery
Stock Fund  746 64 241 48,549 637
Small-Cap Stock Fund  592 60 97 10,517 626
Emerging Markets Stock Fund  599 47 97 15,875 542
Small-Cap Value Fund  526 48 97 10,093 523
New Horizons Fund (2) 401 23 57 7,222 432
U.S. Equity Research Fund  863 29 750 3,454 174
Total Equity Mutual Funds (Cost $18,924) 25,017
OTHER MUTUAL FUNDS 0.1%
T. Rowe Price Funds:
Transition Fund  8 1,432 1,434 46 5
Total Other Mutual Funds (Cost $5) 5

T. ROWE PRICE Target 2010 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 2,252 4,149 4,691 1,710,189 1,710
Total Short-Term Investments (Cost $1,710) 1,710
Total Investments in Securities 100.1%
(Cost $67,748) $ 70,104
Other Assets Less Liabilities (0.1)% (36)
Net Assets 100.0% $ 70,068
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ (4) $ 27
Dynamic Global Bond Fund  (69) 31 —
Emerging Markets Bond Fund  (264) 458 158
Emerging Markets Discovery Stock Fund  (26) 68 25
Emerging Markets Stock Fund  6 (7) 14
Equity Index 500 Fund  656 (178) 27
Floating Rate Fund  (20) 56 84
Growth Stock Fund  90 819 12
Hedged Equity Fund  6 296 15
High Yield Fund  (73) 193 159
International Bond Fund (USD Hedged)  (95) 359 —
International Stock Fund  41 105 27
International Value Equity Fund  60 102 55
Limited Duration Inflation Focused Bond Fund  (98) (141) 576
Mid-Cap Growth Fund  62 109 7
Mid-Cap Value Fund  68 101 14
New Horizons Fund  3 65 —
New Income Fund  (218) (63) 404
Overseas Stock Fund  80 66 50
Real Assets Fund  (7) 57 36
Small-Cap Stock Fund  32 71 6
Small-Cap Value Fund  28 46 7
Transition Fund  (9) (1) 2
U.S. Equity Research Fund  55 32 3
U.S. Large-Cap Core Fund  12 436 20
U.S. Treasury Long-Term Index Fund  (156) (60) 71
Value Fund  4 617 67
U.S. Treasury Money Fund, 5.40% — — 79
Totals $ 168# $ 3,633 $ 1,945+

T. ROWE PRICE Target 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $300 of the net realized gain
(loss).
+ Investment income comprised $1,945 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2010 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2010 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Target 2010 Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F183-054Q3 02/24